Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Concorde Wealth Management Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Concorde Wealth Management Fund
Average Annual Return, Percent		10.73%	12.31%	6.02%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent		8.25%	18.59%	12.50%
Concorde Blended [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Concorde Blended
Average Annual Return, Percent		6.48%	7.62%	5.11%